Quarterly Holdings Report
for
Fidelity® Climate Action Fund
February 28, 2022
CLA-NPRT3-0422
1.9901893.100
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (a)	2,723	123,167
Interactive Media & Services - 3.7%
Alphabet, Inc. Class A (b)	280	756,319
TOTAL COMMUNICATION SERVICES		879,486
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.1%
Aptiv PLC (b)	186	24,076
Automobiles - 3.4%
Tesla, Inc. (b)	370	322,059
Toyota Motor Corp.	12,405	226,964
XPeng, Inc. ADR (b)	3,751	136,424
		685,447
Hotels, Restaurants & Leisure - 1.9%
Compass Group PLC	5,637	127,413
Hilton Worldwide Holdings, Inc. (b)	1,744	259,612
		387,025
Household Durables - 1.6%
Sony Group Corp.	3,205	327,462
Internet & Direct Marketing Retail - 1.6%
Etsy, Inc. (b)	1,842	285,307
thredUP, Inc. (b)	4,936	41,907
		327,214
Specialty Retail - 2.2%
The Home Depot, Inc.	1,412	445,952
Textiles, Apparel & Luxury Goods - 4.0%
adidas AG	652	154,160
Kering SA	437	303,118
NIKE, Inc. Class B	2,588	353,391
On Holding AG	626	15,243
		825,912
TOTAL CONSUMER DISCRETIONARY		3,023,088
CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 1.0%
Kesko Oyj	6,993	205,802
Household Products - 1.5%
Colgate-Palmolive Co.	3,998	307,646
Personal Products - 1.8%
L'Oreal SA	895	353,815
TOTAL CONSUMER STAPLES		867,263
ENERGY - 1.1%
Energy Equipment & Services - 1.1%
Aspen Aerogels, Inc. (b)	1,439	42,594
Baker Hughes Co. Class A	6,203	182,244
		224,838
FINANCIALS - 13.2%
Banks - 3.3%
Amalgamated Financial Corp.	10,485	180,027
KBC Groep NV	3,232	232,856
The Toronto-Dominion Bank	3,254	262,579
		675,462
Capital Markets - 7.7%
Impax Asset Management Group PLC	8,126	105,690
Intercontinental Exchange, Inc.	3,029	388,075
Morgan Stanley	3,462	314,142
Morningstar, Inc.	902	253,146
MSCI, Inc.	585	293,489
S&P Global, Inc.	604	226,923
		1,581,465
Consumer Finance - 2.2%
American Express Co.	2,272	441,995
TOTAL FINANCIALS		2,698,922
HEALTH CARE - 7.8%
Health Care Providers & Services - 2.0%
Anthem, Inc.	929	419,769
Life Sciences Tools & Services - 3.9%
Agilent Technologies, Inc.	2,311	301,262
Danaher Corp.	1,058	290,326
Mettler-Toledo International, Inc. (b)	142	200,041
		791,629
Pharmaceuticals - 1.9%
Roche Holding AG (participation certificate)	1,028	389,338
TOTAL HEALTH CARE		1,600,736
INDUSTRIALS - 18.7%
Aerospace & Defense - 1.2%
Hexcel Corp.	4,120	238,548
Building Products - 2.8%
Daikin Industries Ltd.	1,000	184,805
Kingspan Group PLC (Ireland)	1,594	155,674
Nibe Industrier AB (B Shares)	10,316	91,831
Trane Technologies PLC	947	145,772
		578,082
Commercial Services & Supplies - 1.1%
Aker Carbon Capture A/S (b)	38,884	74,880
Smart Metering Systems PLC	5,201	50,067
Tetra Tech, Inc.	693	110,028
		234,975
Construction & Engineering - 1.2%
Fluor Corp. (b)	2,976	64,460
Quanta Services, Inc.	1,593	173,541
		238,001
Electrical Equipment - 8.0%
Acuity Brands, Inc.	1,637	298,540
Ceres Power Holdings PLC (b)	7,265	68,129
Eaton Corp. PLC	1,409	217,395
Enovix Corp. (b)	550	9,163
Fluence Energy, Inc.	2,836	38,371
Generac Holdings, Inc. (b)	467	147,324
Heliogen, Inc. (b)	6,326	35,805
Schneider Electric SA	2,267	351,240
Sungrow Power Supply Co. Ltd. (A Shares)	6,287	120,673
Sunrun, Inc. (b)	1,792	48,886
Vestas Wind Systems A/S	7,650	246,687
Vicor Corp. (b)	708	52,937
		1,635,150
Machinery - 2.9%
Deere & Co.	1,020	367,220
Kornit Digital Ltd. (b)	934	88,571
Timken Co.	1,511	99,061
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	12,153	38,717
		593,569
Professional Services - 1.5%
KBR, Inc.	6,102	302,903
TOTAL INDUSTRIALS		3,821,228
INFORMATION TECHNOLOGY - 23.2%
Electronic Equipment & Components - 1.0%
Teledyne Technologies, Inc. (b)	467	200,520
IT Services - 5.1%
Accenture PLC Class A	1,211	382,700
Amadeus IT Holding SA Class A (b)	3,297	217,525
MasterCard, Inc. Class A	1,225	442,005
		1,042,230
Semiconductors & Semiconductor Equipment - 7.5%
Aixtron AG	5,596	119,784
Allegro MicroSystems LLC (b)	3,961	113,562
Enphase Energy, Inc. (b)	1,158	193,039
NVIDIA Corp.	1,775	432,834
onsemi (b)	1,947	121,902
SolarEdge Technologies, Inc. (b)	1,056	337,308
STMicroelectronics NV (NY Shares) unit	3,305	139,868
Wolfspeed, Inc. (b)	783	80,430
		1,538,727
Software - 9.6%
Aspen Technology, Inc. (b)	2,269	345,818
Autodesk, Inc. (b)	927	204,153
Microsoft Corp.	3,612	1,079,231
Salesforce.com, Inc. (b)	1,374	289,268
Volue A/S (b)	9,150	43,663
		1,962,133
TOTAL INFORMATION TECHNOLOGY		4,743,610
MATERIALS - 4.4%
Chemicals - 3.5%
Aker Clean Hydrogen A/S (b)	72,759	36,740
Eastman Chemical Co.	1,343	159,105
Koninklijke DSM NV	1,907	358,066
Sika AG	485	160,940
		714,851
Metals & Mining - 0.9%
Lynas Rare Earths Ltd. (b)	13,132	99,401
MP Materials Corp. (b)	1,197	54,607
Thyssenkrupp AG	3,473	36,820
		190,828
TOTAL MATERIALS		905,679
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Prologis (REIT), Inc.	2,764	403,129
Weyerhaeuser Co.	5,844	227,215
		630,344
UTILITIES - 4.0%
Electric Utilities - 3.3%
Elia System Operator SA/NV	1,802	259,422
ORSTED A/S (a)	1,679	217,286
Verbund AG	1,701	205,169
		681,877
Independent Power and Renewable Electricity Producers - 0.7%
Brookfield Renewable Corp.	3,636	135,877
TOTAL UTILITIES		817,754
TOTAL COMMON STOCKS (Cost $21,318,389)		20,212,948

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
CelLink Corp. Series D (c)(d) (Cost $8,330)	400	8,330

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (e) (Cost $202,105)	202,064	202,105

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $21,528,824)	20,423,383
NET OTHER ASSETS (LIABILITIES) - 0.1%	25,475
NET ASSETS - 100.0%	20,448,858

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $340,453 or 1.7% of net assets.

(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,330 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	8,330

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	-	11,627,427	11,425,322	208	-	-	202,105	0.0%
Total	-	11,627,427	11,425,322	208	-	-	202,105

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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